Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
REVENUES
Revenues	$ 271,169	$ 1,108,840
Cost of revenues	103,067	617,049
Gross margin	168,102	491,791
EXPENSES
Research and development	1,107,235	2,406,006
Selling, general and administrative	5,944,909	11,838,128
Impairment of goodwill and other intangibles	3,968,332	8,919,002
Total operating expenses	11,020,476	23,163,136
Operating loss	(10,852,374)	(22,671,345)
Change in fair value of warrant liability		(361,055)
Employee retention credit	(354,105)
Other income/(expense), net	13,888	162,902
Loss before provision for income taxes	(10,512,157)	(22,473,192)
Provision for income taxes
Net loss	(10,512,157)	(22,473,192)
Other total comprehensive income (loss):
Change in foreign currency translation, net of tax	93,317	154,970
Total other comprehensive income	93,317	154,970
Total comprehensive loss	(10,418,840)	(22,318,222)
Less: comprehensive income attributable to non-controlling interest	985,160	2,146,185
Comprehensive loss attributable to shareholders	$ (9,433,680)	$ (20,172,037)
Basic earnings per share to shareholders (in Dollars per share)	$ (10.44)	$ (192.89)
Shares used in computation (in Shares)	912,717	103,773